Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Common Stock Disclosure [Abstract]
Common Stock

Note 11. Common Stock

As of September 30, 2021, our authorized share capital consists of 1,000 shares of capital stock, all of which are designated as common stock. As of September 30, 2021, we had 500 shares of common stock issued and outstanding. As of December 31, 2020, we had one (1) share of common stock issued and outstanding. As described in Note 1, on February 7, 2021, Appgate effected a 500-for-1 split of its common stock in the form of a stock dividend to SIS Holdings, the only stockholder of record as of the record date for the split. As a result, as of September 30, 2021, SIS Holdings owned 500 shares of Appgate’s common stock, which represents 100% of Appgate’s outstanding shares of common stock as of such date. We have retrospectively adjusted common stock outstanding for all periods presented to give effect to the split.

Note 10. Common Stock

Our authorized share capital consists of 1,000 shares of capital stock, all of which are designated as common stock. As of December 31, 2020 and 2019, we had one (1) share of common stock issued and outstanding. As described in Notes 1 and 17, on February 7, 2021, Appgate effected a 500-for-1 split of its common stock in the form of a stock dividend to SIS Holdings, the only stockholder of record as of the record date for the split. As a result, SIS Holdings currently owns 500 shares of Appgate’s common stock, which represents 100% of Appgate’s current outstanding shares of common stock. We have retrospectively adjusted common stock outstanding for all periods presented to take into account the stock split.